Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents
23	Cash and cash equivalents

(a)	Cash and cash equivalents comprise:

	As at	As at
	31 December 2021	31 December 2022
	RMB’000	RMB’000
Cash deposits with a related party (note i)	3,243	—
Cash at bank and on hand	5,108,767	889,413

Cash and cash equivalents in the consolidated statements of financial position	5,112,010	889,413

i.	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”).

(b)	Cash generated from / (used in) cash

Reconciliation of profit/(loss)
before
taxation to cash generated from
operations

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit/(loss) before taxation	590,778	2,721,086	(3,573,654)
Adjustments items:
Interest income from time deposits with maturity more than 3 months	(339,505)	(424,696)	(410,652)
Share of (profits)/losses of investments accounted for using the equity method	(724,740)	(874,285)	173,616
Net losses/(gains) on foreign exchange option contracts and commodity swaps contracts not qualifying as hedges	376	(18,846)	27,851
Gains from structured deposits	(114,283)	(97,921)	(11,124)
Gains from entrusted loan receivables	—	—	(2,704)
Losses on sale of FVOCI	9,513	4,685	3,148
Interest expense	64,169	94,186	98,502
Foreign exchange losses/(gains)	5,514	1,861	(15,320)
Depreciation of property, plant and equipment	1,553,039	1,621,459	1,494,176
Depreciation of investment property	15,184	15,325	15,323
Depreciation of right-of-use assets	32,653	34,307	32,918
Amortization of other non-current assets	226,263	294,617	270,881
Impairment loss on property, plant and equipment	87,570	587,622	286,260
Impairment loss on investment accounted for using the equity method	—	28,392	—

Losses / (gains) on disposal of property, plant and equipment and other long-term assets-net	1,212	(48,671)	26,767

Profit/(loss) on operation before change of working capital	1,407,743	3,939,121	(1,584,012)
Decrease/(increase) in inventories	2,865,687	(2,034,779)	(1,370,535)
Decrease in operation receivables	308,333	49,586	511,325
Decrease in operation payables	(1,008,800)	(70,235)	(4,673,853)
(Decrease)/increase in balances to related parties – net	(1,577,876)	2,527,960	156,341

Cash generated from/(used in) operations	1,995,087	4,411,653	(6,960,734)

(c)	Reconciliation of liabilities arising from financing activities

	Borrowings	Lease liabilities	Short-term bonds	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2020 and 1 January 2021	1,548,000	12,471	3,017,811	4,578,282
Changes from financing cash flows:
Proceeds from new bank loans	14,163,132	—	—	14,163,132
Repayment of bank loans	(13,451,332)	—	—	(13,451,332)
Proceeds from short-term bonds	—	—	5,998,899	5,998,899
Repayments of short-term bonds	—	—	(9,000,000)	(9,000,000)
Principal elements of lease payments	—	(17,544)	—	(17,544)

Total changes from financing cash flows	711,800	(17,544)	(3,001,101)	(2,306,845)
Other changes:
Addition of lease liabilities	—	9,686	—	9,686
Issuance costs on short-term bonds	—	—	1,101	1,101
Interest expense	—	—	28,340	28,340
Others	—	—	(46,151)	(46,151)

Total other changes	—	9,686	(16,710)	(7,024)
As at 31 December 2021 and 1 January 2022	2,259,800	4,613	—	2,264,413

Changes from financing cash flows:
Proceeds from new bank loans	19,485,000	—	—	19,485,000
Repayment of bank loans	(19,494,800)	—	—	(19,494,800)
Proceeds from short-term bonds	—	—	5,000,000	5,000,000
Repayments of short-term bonds	—	—	(5,000,000)	(5,000,000)
Principal elements of lease payments	—	(13,069)	—	(13,069)

Total changes from financing cash flows	(9,800)	(13,069)	—	(22,869)

Other changes:
Addition of lease liabilities	—	24,707	—	24,707

Total other changes	—	24,707	—	24,707

As at 31 December 2022	2,250,000	16,251	—	2,266,251

(d)	Total cash outflow for leases
Amounts included in the consolidated statements of cash flows for leases comprise the following:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Within operating cash flows	(4,618)	(6,938)	(14,774)
Within financing cash flows	(15,586)	(17,544)	(13,069)

	(20,204)	(24,482)	(27,843)

These amounts relate to the following:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Lease rentals paid	(20,204)	(24,482)	(27,843)